Other revenues (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2022
Variable Interest Entity [Line Items]
Leasing revenues		$ 4	$ 24	$ 26	$ 19
Inventory sales		0	9	0	0
Early termination fees		0	0	6	11
Other		1	6	0	0
Sonadrill
Variable Interest Entity [Line Items]
Investment increase, joint ventures						$ 21
Other revenues
Variable Interest Entity [Line Items]
Total other revenues	[1]	$ 5	$ 39	$ 32	$ 30

[1]	Includes revenue received from related parties of $216 million, $19 million, $189 million and $305 million, and costs paid to related parties of nil, $3 million, $70 million, and $12 million for the periods February 23, 2022 through December 31, 2022, January 1, 2022 through February 22, 2022, and the years ended December 31, 2021, and 2020 respectively. Refer to Note 27 - "Related party transactions" for further details.